Revenue - Allowance for Credit Losses (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 13	$ 2
Additions to the provision for expected credit losses	31	16
Writeoffs charged against the allowance	(5)
Ending balance	$ 39	$ 13